NET INCOME (LOSS) PER SHARE - Schedule of earnings per share, basic and diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic calculation - Net income (loss) attributable to ordinary shareholders of the Company	¥ (84,674)	$ (11,927)	¥ (275,515)	¥ 88,605
Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	206,360,586	206,360,586	208,341,011	209,551,821
Dilutive effect of share options				11,184,176
Denominator for diluted calculation	206,360,586	206,360,586	208,341,011	220,735,997
Basic net income (loss) per ordinary share | (per share)	¥ (0.41)	$ (0.06)	¥ (1.32)	¥ 0.42
Diluted net income (loss) per ordinary share | (per share)	¥ (0.41)	$ (0.06)	¥ (1.32)	¥ 0.40